FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
5.	FAIR VALUE MEASUREMENT

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period.

The following table sets forth the Company’s financial liabilities that were measured at fair value, on a recurring basis:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liability – private warrants(2)	$—	$—	$1,293	$1,293

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities
LBF earn-out consideration(1)	$—	$—	$597	$597
(1)	The LBF earn-out consideration represents arrangements to pay the former owners of LBF Travel, Inc. (“LBF”) acquired by the Company in 2019. The undiscounted maximum payment under the arrangement is $2,700 in aggregate at the end of fiscal year 2021 and 2022. As of December 31, 2022, no payments were made as LBF did not meet the EBITDA (Earnings Before Interest, Taxes, Depreciation, and Amortization) threshold required. Earn-out consideration is included in accrued expenses and other current liabilities on the Company’s Consolidated Balance Sheets.
(2)	On February 1, 2021, with the closing of the IPO, ITHAX consummated the sale of 675,000 private placement units. In connection with the closing of the Business Combination, the private placement units separated into their underlying securities: the Company Class A Common Stock and the Private Warrants. As of December 31, 2022, the Company had 232,500 private warrants outstanding.

The Private Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liability in the Consolidated Balance Sheets. The warrant liability is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liability in the Consolidated Statements of Operations.

For Level 3 LBF earn-out consideration, the Company assesses the fair value of expected earn-out consideration at each reporting period using the Monte Carlo Method, which is consistent with the initial measurement of the expected earn-out consideration. This fair value measurement is considered a Level 3 measurement because the Company estimates projections during the earn-out period utilizing various potential pay-out scenarios. The Monte Carlo simulation method repeats a process thousands of times in an attempt to predict all the possible future outcomes. At the end of the simulation, several random trials produce a distribution of outcomes that are then analyzed to determine the average present value of earn-out. The earn-out consideration is included in accrued expenses and other current liabilities on the Company’s Consolidated Balance Sheets. Change in the fair value of earn-out consideration is reflected in our Consolidated Statements of Operations. Changes to the unobservable inputs do not have a material impact on the Company’s Consolidated Financial Statements.

The Company established the initial fair value of the Private Warrants on July 18, 2022, the date of the Business Combination, and revalued on December 31, 2022, using a Black-Scholes option pricing model. The Warrants were classified as Level 3 at the initial measurement date, and December 31, 2022 due to the use of unobservable inputs.

Roll-forward of Level 3 Recurring Fair Value Measurements

The following tables summarizes the fair value adjustments for earn-out consideration measured using significant unobservable inputs (level 3):

	Year Ended
	December 31,
	2022	2021
Balance, beginning of year	$597	$332
Change in the estimated fair value of LBF earn-out consideration	(597)	265
Balance, end of the year	$—	$597

The following tables summarizes the fair value adjustments for Private Warrant liability measured using significant unobservable inputs (level 3):

Year Ended
December 31,
2022
Private warrants recognized upon closing of Business Combination	1,721
Transfer of Private Warrants to Public Warrants	(536)
Change in the estimated fair value of warrants	108
Balance, end of the year	$1,293

The fair value of Company’s short term financial assets and liabilities including cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses approximated their carrying values as of December 31, 2022 and December 31, 2021, due to their short-term nature. As such, the Company records restricted short-term investments, long-term debt, and long-term debt due from related parties on an amortized cost basis.

There were no transfers between Level 1, Level 2 or Level 3 fair value hierarchy categories of financial instruments for the years ended December 31, 2022 and December 31, 2021.

Assets Measured at Fair Value on a Nonrecurring Basis

Our non-financial assets, such as goodwill, intangible assets and property and equipment, are not required to be measured at fair value on a recurring basis. However, if certain triggering events occur such that a non-financial instrument is required to be evaluated for impairment and an impairment is recorded to reduce the non-financial instrument’s carrying value to the fair value as a result of such triggering events, the non-financial assets are measured at fair value for the period such triggering events occur.

For the years ended December 31, 2022 and December 31, 2021 the Company has not recorded any impairment charges on non-financial assets.